Goodwill and Intangible Assets, net (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Goodwill	The following table represents the changes in goodwill:
Ending balance, December 31, 2018	$32,079
Additions from acquisition	4,877
Ending balance, December 31, 2019	$36,956

Intangible Assets
The gross carrying values, accumulated amortization, and net carrying values (reduced for fully amortized intangibles) of finite-lived intangible assets as of September 30, 2021 and December 31, 2020 are as follows (in thousands):

	September 30, 2021
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer relationships	$9,690	$(3,118)	$6,572
Non-compete agreements	1,430	(845)	585
Trademarks and trade names	160	(67)	93
Technology	1,540	(764)	776
Total	$12,820	$(4,794)	$8,026

	December 31, 2020
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer relationships	$16,350	$(8,698)	$7,652
Non-compete agreements	1,460	(660)	800
Trademarks and trade names	160	(47)	113
Technology	1,540	(571)	969
Total	$19,510	$(9,976)	$9,534

The weighted average useful life, gross carrying value, accumulated amortization, and net carrying value of intangible assets as of December 31, 2020 and 2019 are as follows:

	December 31, 2020
	Weighted Average Useful Life	Gross Carrying Value	Accumulated amortization	Net
Customer relationships	12.2 years	$16,350	$(8,698)	$7,652
Non-compete agreements	5.0 years	1,460	(660)	800
Trademarks and trade names	6.0 years	160	(47)	113
Technology	6.0 years	1,540	(571)	969
Total		$19,510	$(9,976)	$9,534

	December 31, 2019
	Weighted Average Useful Life	Gross Carrying Value	Accumulated amortization	Net
Customer relationships	11.4 years	$21,340	$(12,037)	$9,303
Non-compete agreements	5.4 years	1,860	(768)	1,092
Trademarks and trade names	6.6 years	350	(210)	140
Technology	6.0 years	4,724	(3,499)	1,225
Total		$28,274	$(16,514)	$11,760

Estimated Amortization Expense
Estimated amortization expense for each of the next five years and thereafter is as follows (in thousands):

2021 (remainder)	$317
2022	1,269
2023	1,174
2024	930
2025	737
Thereafter	3,599
Total	$8,026
Estimated amortization expense for the next five years and thereafter as of December 31, 2020 is as follows:
2021	$1,825
2022	1,269
2023	1,174
2024	930
2025	737
Thereafter	3,599
Total	$9,534